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    As filed with the Securities and Exchange Commission on December 8, 2004

                                                               File Nos. 2-62436
                                                                       811-02864

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                           Pre-Effective Amendment No. ___          [ ]

                           Post-Effective Amendment No. 40          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               Amendment No. 39                     [X]

                        (Check appropriate box or boxes)

                                PIONEER BOND FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Pioneer Bond Fund, 60 State Street,
                          Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

          [ ]  immediately upon filing pursuant to paragraph (b)
          [ ]  on [date] pursuant to paragraph (b)
          [X] 60 days after filing pursuant to paragraph (a)(1) on [date] pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates only to the newly established Investor Class shares of the registrant, and does not relate to the registrant's other classes.

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STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                As filed with
Document                         the SEC on          Accession Number
----------------------------   -----------------   --------------------
Multiclass prospectus
dated October 28, 2004         October 28, 2004    0001016964-04-000418

Class R Shares prospectus
dated October 28, 2004         October 28, 2004    0001016964-04-000418

Class Y Shares prospectus
dated October 28, 2004         October 28, 2004    0001016964-04-000418

Multiclass statement of
additional information
dated October 28, 2004         October 28, 2004    0001016964-04-000418

Annual report dated June 30,
2004                           September 2, 2004   0000276776-04-000015

Supplement dated
December 1, 2004 to Class A,
Class B and Class C Prospectus
dated October 28, 2004         December 1, 2004    0001016964-04-000464

                                PIONEER BOND FUND

               INVESTOR CLASS PROSPECTUS, DATED DECEMBER 10, 2004

Pioneer Bond Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term Bond Fund into the Fund (the "Reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

ALL INVESTOR CLASS SHARES OF THE FUND, WHENEVER ISSUED, CONVERT TO CLASS A SHARES OF THE FUND ON DECEMBER 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:

     o    Basic information About the Fund (other than "Fees and expenses");

     o    Management;

     o    Dividends, capital gains and taxes;

     o    Financial Highlights; and

     o    The following sections under "Buying, exchanging and selling shares":

               o    Net asset value

               o Opening your account -- Account options, Telephone transaction privileges and Online transaction privileges

               o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

               o    Account options

               o    Shareowner services

               o    Shareowner account policies

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT              INVESTOR CLASS
Maximum sales charge (load) when
you buy shares                                        None

Maximum deferred sales charge (load)                  None

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets    INVESTOR CLASS(4)
Management Fee                                       0.50%
Distribution and Service (12b-1) Fee                  None
Other Expenses(1)                                    0.45%
Total Annual Fund Operating Expenses(2)              0.95%
                                                    -----
Less: Fee Waiver and Expense Limitation(3)          -0.21%
Net Expenses(3)                                      0.74%

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) The fund's total operating expenses in the table have not been reduced by any expense offset arrangements.

(3) The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.

(4)  The table below shows expenses for Class A shares.

     ANNUAL FUND OPERATING EXPENSES
     PAID FROM THE ASSETS OF THE FUND
     as a percentage of average daily net assets   CLASS A
     Management Fee                                 0.50%
     Distribution and Service (12b-1) Fee           0.25%
     Other Expenses                                 0.39%
     Total Annual Fund Operating Expenses           1.14%

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for two years and f) beginning in year three, the expenses of Class A shares.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

    Number of years you own your shares

           1      3       5        10
         $ 76   $ 281   $ 548   $ 1,312

                                                                   16840-00-1204

                                                               DECEMBER 10, 2004

                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR PIONEER BOND FUND
                             DATED OCTOBER 28, 2004

Pioneer Bond Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term Bond Fund into the Fund. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares.

No front-end, deferred or asset based sales charges are applicable to Investor Class shares.

SHARE OWNERSHIP

As of November 30, 2004, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of November 30, 2004:

RECORD HOLDER                           SHARE CLASS   NUMBER OF SHARES   % OF CLASS
MLPF&S                                  Class B          621,248.766        10.60%
For the Sole Benefit of its Customers
Mutual Fund Administration 97DT9
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

MLPF&S                                  Class C          491,396.786        16.16%
For the Sole Benefit of its Customers
Mutual Fund Administration 97JL1
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets Inc.           Class C          183,375.423         6.03%
Attn: Peter Booth
00109801250
333 West 34th St., 7th fl.
New York, NY 10001-2402

MLPF&S                                  Class R           90,652.226        87.83%
For the Sole Benefit of its Customers
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

MCB Trust Services Cust. FBO            Class R            8,747.048         8.47%
United Construction Trades &
Industrial Emp. Int'l. Union 401(K)
700 17th St., Ste. 300
Denver, CO 80202-3531

John F. Cogan Jr.                       Class Y           88,471.594         8.90%
C/o Hale and Dorr
60 State Street
Boston, MA 02109-1800

Fiserv Securities, Inc.                 Class Y           110,569.442       11.12%
FAO 58861649
Attn: Mutual Funds
One commerce Square
2005 Market St., Suite 1200
Philadelphia, PA 19103-7084

Fiserv Securities, Inc.                 Class Y          192,866.595        19.41%
FAO 58861654
Attn: Mutual Funds
One commerce Square
2005 Market St., Suite 1200
Philadelphia, PA 19103-7084

First Command Bank                      Class Y          194,957.247        19.62%
Attn: Trust Department
P.O. Box 901075
Fort Worth, TX 76101-2075

MLPF&S                                  Class Y          291,086.068        29.29%
For the Sole Benefit of its Customers
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

                           PART C. OTHER INFORMATION

Item 22.  Financial Statements and Exhibits
Amended Form N-1A
Exhibit Reference
      (a)           1.     Agreement and Declaration of Trust(1)
      (a)           1.1    Certificate of Trust(1)
      (a)           1.2    Establishment and Designation of Classes(2)
      (a)           1.3    Establishment and Designation of
                           Class R Shares (6)
      (a)           1.4    Amendment to Amend Agreement and Declaration
                           of Trust to establish Investor Class shares (9)
      (b)           2.     Amended By-Laws(3)
      (c)           3.     Specimen Share Certificate(4)
      (d)           4.     Management Contract(5)
      (e)           5.1    Underwriting Agreement(4)
      (e)           5.2    Dealer Sales Agreement(7)
      (e)           5.3    Expense Limitation Agreement (9)
      (f)           6.     None
      (g)           7.     Custodian Agreement with Brown Brothers
                           Harriman & Co.(8)
      (h)           8.     Investment Company Service Agreement(8)
      (h)           8.1    Administration Agreement(8)
      (h)           8.2    Agreement and Plan of Reorganization(3)
      (i)           9.1.   Opinion and Consent of Counsel(10)
      (i)           9.2.   Form of Opinion as to tax matters and consent(9)
      (j)           10.1   Consent of Independent Registered Public
                           Accounting Firm (11)
      (j)           10.2   Statement Regarding Prior Auditor (5)
      (k)           11.    None
      (l)           12.    None
      (m)           13.    Amended and Restated Class A Distribution Plan(3)
      (m)           13.1   Amended and Restated Class B Distribution Plan(5)
      (m)           13.2   Class C Distribution Plan(1)
      (m)           13.3   Class R Distribution Plan (6)
      (m)           13.4   Class R Service Plan (6)
      (n)           14.    Multi-Class Plan Pursuant to Rule 18f-3 (9)
      (o)           15.    Not Applicable
      (p)           16.    Code of Ethics(8)
      N/A           21.    Powers of Attorney(7)

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(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registration Statement (file No. 2-62436) with the Securities and Exchange Commission (the "SEC") on May 14, 1999 (accession number 0000276776-99-000013).

(2) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 30 to the Registration Statement with the SEC on July 19, 2001 (accession number 0000276776-01-500006).

(3) Previously filed. Incorporated by reference from the exhibits filed with the Registration Statement on Form N-14 with the SEC on July 3, 2001 (accession number 0000276776-01-500004).

(4) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registration Statement with the SEC on October 29, 2001 (accession number 0000276776-01-500036).

(5) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registration Statement with the SEC on October 29, 2002 (accession number 0000276776-02-000008).

(6) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registration Statement with the SEC on February 24,2003 (accession number 0000276776-03-000002).

(7) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 37 to the Registration Statement with the SEC on October 29,2003 (accession number 0000276776-03-000014).

(8) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No.38 to the Registration Statement with the SEC on October 28, 2004 (accession number 0001016964-04-000418).

(9) Previously filed. Incorporated by reference from the exhibits filed with the Initial Registration Statement on Form N-14 (File No. 333-118442) as filed with the SEC on August 20, 2004 (accession number 0001145443-04-001275).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-18442) as filed with the SEC on October 26, 2004 (Accession No. 0001145443-04-001613)

(11) Filed herein.

Item 23. Persons Controlled By or Under Common Control With Registrant

     None

Item 24. Indemnification

     Except for the Agreement and Declaration of Trust, dated January 5, 1999, the "Declaration")as amended from time to time, establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                            OTHER BUSINESS, PROFESSION, VOCATION OR
                            EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER    FISCAL YEARS

John F. Cogan, Jr.          Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                            LLP, 60 State Street, Boston, Massachusetts 02109

Item 26.  Principal Underwriters

          (a) See "Management of the Fund" in the Statement of Additional Information.

          (b)  Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                   FUND

John F. Cogan, Jr.     Director and President        Chairman, President and
                                                     Trustee

Steven M. Graziano     Director and Executive Vice
                       President                     None

William F. O'Grady     Director and Executive
                       Vice President                None

Scott C. Brandewiede   Senior Vice President         None

Jennifer Brountas      Senior Vice President         None

Daniel J. Brooks       Senior Vice President         None

Philip Haley           Senior Vice President         None

Julia Hoik             Senior Vice President         None

Barry Knight           Senior Vice President         None

William A. Misata      Senior Vice President         None

Dusty W. Pascall       Senior Vice President         None

Natale Algiere         Senior Vice President         None

Michael B. Glenn       Senior Vice President         None

Marc Rappaport         Senior Vice President         None

Richard L. Sardelli    Senior Vice President         None

Juan Segui-Clausen     Senior Vice President         None

Mark D. Goodwin        Treasurer                     None

Dorothy E. Bourassa    Clerk                         Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)   Not applicable.

Item 27. Location of Accounts and Records

     The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 28. Management Services

     Not Applicable

Item 29. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of December, 2004.

                                             PIONEER BOND FUND


                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature               Title

John F. Cogan, Jr.*     Chairman of the Board                     )
John F. Cogan, Jr.      and President                             )
                        (Principal Executive                      )
                        Officer)                                  )
                                                                  )
                                                                  )
Vincent Nave*           Chief Financial Officer                   )
Vincent Nave            and Treasurer (Principal                  )
                        Financial and Accounting                  )
                        Officer)                                  )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood                Dated: December 8, 2004)
         Osbert M. Hood
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number            Document Title

   23             Consent of Independent Registered Public Accounting Firm